Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade and other receivables
16.	Trade and other receivables

	2019	2018
	(in € millions)
Trade receivables	305	286
Less: allowance for expected credit losses	(5)	(8)
Less: provision for credit reserves	(3)	(5)
Trade receivables – net	297	273
Other	105	127
	402	400

Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.

The aging of the Group’s net trade receivables is as follows:

	2019	2018
	(in € millions)
Current	209	195
Overdue 1 – 30 days	51	44
Overdue 31 – 60 days	19	19
Overdue 60 – 90 days	10	7
Overdue more than 90 days	8	8
	297	273

The movements in the Group’s allowance for expected credit losses are as follows:

	2019	2018
	(in € millions)
At January 1	8	15
Provision for expected credit losses	12	15
Reversal of unutilized provisions	(12)	(18)
Receivables written off	(3)	(4)
At December 31	5	8

The Group maintains an allowance for expected credit losses of a portion of trade receivables based on the simplified approach for measuring expected credit losses. The Group estimates anticipated losses based on lifetime expected credit losses at each reporting date. The Group has an established provision matrix which takes into account the number of days past due, collection history, identification of specific customer exposure, product type, geographical region and current economic trends. Expected credit losses on trade receivables are calculated based on the aforementioned matrix and are charged to general and administrative expense in the consolidated statement of operations. Receivables for which an impairment provision was recognized are written off against the provision when it is deemed uncollectible.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.